Certny's

1-35210

NYSE

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 11, 2017

17010189

Received SEC
MAY 11 2017
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Stock, par value $0.001 per share of HC2 HOLDINGS, INC., under the Exchange Act of 1934.

Sincerely,

Silvio Conte